AMORTIZATION OF INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted average useful life	9 years 5 months 4 days
Acquisition of intangible assets		$ 0
Amortization of intangible assets	$ 739,625	$ 0